Financial Risk Management and Fair Values of Financial Instruments - Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency (Detail) - Currency Risk [member] - TWD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Profit and Loss [member] | Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 320,903	$ 260,390	$ 250,396
Profit and Loss [member] | Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	1,336	1,702	1,901
Profit and Loss [member] | Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	1,587	1,074	1,497
Profit and Loss [member] | Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	16,938	73,410	37,608
Profit and Loss [member] | Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 18,449	$ 13,103	$ 21,251